Segment Information (Tables)	3 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Reportable segment results
Reportable segment results were as follows:

	Three Months Ended
	March 31,
	2015	2014
	(Dollars in millions)
Revenues:
Powder River Basin Mining	$508.9	$466.3
Midwestern U.S. Mining	275.7	303.0
Western U.S. Mining	180.4	215.7
Australian Metallurgical Mining	333.3	331.4
Australian Thermal Mining	214.9	280.4
Trading and Brokerage	16.7	21.0
Corporate and Other	8.0	9.0
Total	$1,537.9	$1,626.8

Adjusted EBITDA:
Powder River Basin Mining	140.0	116.0
Midwestern U.S. Mining	79.0	79.6
Western U.S. Mining	52.5	59.0
Australian Metallurgical Mining	13.6	(68.3)
Australian Thermal Mining	48.3	89.3
Trading and Brokerage	3.8	(1.9)
Corporate and Other	(171.6)	(96.8)
Total	$165.6	$176.9

Reconciliation of Adjusted EBITDA to consolidated loss from continuing operations, net of income taxes
A reconciliation of Adjusted EBITDA to consolidated loss from continuing operations, net of income taxes follows:

	Three Months Ended
	March 31,
	2015	2014
	(Dollars in millions)
Total Adjusted EBITDA	$165.6	$176.9
Depreciation, depletion and amortization	(147.5)	(157.2)
Asset retirement obligation expenses	(14.2)	(15.6)
Change in deferred tax asset valuation allowance related to equity affiliates	(0.3)	—
Amortization of basis difference related to equity affiliates	(1.4)	(1.2)
Interest expense	(106.6)	(103.3)
Loss on early debt extinguishment	(59.5)	—
Interest income	2.5	3.6
Income tax (provision) benefit	(3.0)	52.5
Loss from continuing operations, net of income taxes	$(164.4)	$(44.3)

Schedule of Total Assets by Division [Table Text Block]
Asset details are included in the table below. Assets are reflected at the division level only for our mining segments and are not allocated between each individual segment as such information is not regularly reviewed by the Company's CODM. Further, some assets service more than one segment within the division and an allocation of such assets would not be meaningful or representative on a segment by segment basis.

	March 31, 2015	December 31, 2014
	(Dollars in millions)
Total Assets
U.S. Mining	$4,049.2	$4,099.1
Australian Mining	6,437.7	6,623.9
Trading and Brokerage	262.3	300.7
Corporate and Other	2,402.5	2,167.4
Consolidated	$13,151.7	$13,191.1